Changes in Other Comprehensive Income Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	$ 298	$ 741	$ 91
Prior service cost (credit) arising during period	(98)		(22)
Recognition of prior years' service (cost) credit	(173)	(114)	(76)
Total recognized in other comprehensive (income) loss (before tax effects)	27	631	(9)
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	163
Recognition of prior years' net gain (loss)	(167)
Recognition of prior years' service (cost) credit	16
Foreign exchange adjustment
Total recognized in other comprehensive (income) loss (before tax effects)	12
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	90
Recognition of prior years' net gain (loss)	(12)
Foreign exchange adjustment
Total recognized in other comprehensive (income) loss (before tax effects)	78
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	44
Recognition of prior years' net gain (loss)	(9)
Prior service cost (credit) arising during period	(98)
Recognition of prior years' service (cost) credit	2
Recognition of net initial (obligation) asset	(3)
Foreign exchange adjustment
Total recognized in other comprehensive (income) loss (before tax effects)	(64)
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	1
Foreign exchange adjustment
Total recognized in other comprehensive (income) loss (before tax effects)	$ 1